MERRILL LYNCH
EUROFUND





FUND LOGO





Semi-Annual Report
April 30, 1997







This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION


As a Percentage of Stocks &
Convertible Warrants
As of April 30, 1997


A pie chart illustrating the following percentages:


Spain                         0.5%
Denmark                       0.5%
Slovakia                      0.6%
Portugal                      0.6%
Ireland                       0.9%
Hungary                       2.2%
Finland                       5.2%
Switzerland                   5.3%
Germany                      12.8%
France                       14.4%
Netherlands                  11.6%
Sweden                        8.2%
Italy                         5.9%
Norway                        2.0%
Poland                        1.8%
Turkey                        1.1%
Croatia                       0.7%
Greece                        0.5%
Czech Republic                0.4%
Russia                        0.2%
United Kingdom               24.6%

EUROPEAN STOCK MARKET PERFORMANCE


Total Return for the
Three-Month Period
Ended April 30, 1997
In US dollars*

A bar graph illustrating the following percentages:

Norway                      - 6.3
Italy                       - 6.3
Sweden                      - 2.9
Finland                     - 1.0
Denmark                     - 0.8
France                      + 0.2
Ireland                     + 0.6
United Kingdom              + 5.0
Germany                     + 6.6
Netherlands                 + 6.7
Spain                       + 6.7
Switzerland                 +10.0


Source: Financial Times/
Standard & Poor's--
Actuaries Index.

[FN]
*For the three-month period ended April 30, 1997, total investment return for the Financial Times/Standard & Poor's--Actuaries Europe Index was +3.97%.

DEAR SHAREHOLDER


During the quarter ended April 30, 1997, the unmanaged Financial Times/Standard & Poor's--Actuaries Europe Index had a total return of +3.97%, while the total return for the unmanaged Morgan Stanley Capital International Europe Index was +4.07%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares provided total returns of +2.08%, +1.83%, +1.77% and +2.03%, respectively. (Results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--6 of this report to shareholders).

The Fund's underperformance relative to the European stock indexes was caused principally by the Fund's heavy cash weighting and underexposure to the pound sterling which rose as it continued to be supported by higher interest rate expectations.

Global financial markets proved extremely volatile during the quarter ended April 30, 1997. Western European bond and stock markets fell sharply early in the period and recovered strongly during the latter part of the period. The US dollar finished the April quarter sharply higher, buoyed by robust US economic growth and rising interest rates. As economic growth picks up in the rest of the world--and there is evidence to suggest that it is happening, especially in Europe--support for the US dollar should begin to diminish, in our opinion.

In Europe, economic growth was appreciably stronger in the last few months, along with more consistent economic data releases. However, the composition of growth remained unbalanced, and continued to be driven principally by the consumer sector in the United Kingdom and the export sector in Continental Europe. The UK export sector may continue to be burdened by a strong currency, but in Continental Europe economic growth may broaden as consumer confidence continues to pick up. We believe the European economies are also likely to be aided by inventory rebuilding, as the excess stocks generated in 1994 and 1995 have worked their way out of the system and manufacturers find themselves low on inventories at a time of rising demand.

Rising growth caused bond yields to rise across the board. Investor doubts about the European Monetary Union (EMU) briefly caused yield spreads between the core and the periphery countries to widen, but spreads narrowed again as bonds rallied and politicians made it clear that they were committed to the EMU going ahead on schedule. The interest rate outlook remained unchanged, with a bias to lower interest rates in the periphery economies, flat interest rates in the core European countries, and higher interest rates in the United Kingdom.

In the political arena, a number of surprises arose in the last few weeks. The French called an unexpected election in an attempt to gain support for the further measures to be taken to ensure EMU participation. The election took place in two stages, at the end of May and the start of June, and resulted in a Socialist victory. One consequence has been widespread questioning of the regime of fiscal austerity in Europe which has led to very high levels of unemployment. In the United Kingdom, the Labour party achieved a landslide victory and has a very powerful mandate to govern. It should become evident over the next few months whether the Labour party has shed its socialist policies and has really become a party of the center right. Its early decision to grant quasi-independence to the Bank of England bodes well, in our opinion, as does its decision to raise interest rates promptly.


Investment Strategy
The recovery in stock markets to around peak levels left equity valuations stretched, based on historic comparisons. We continue to believe that on most investment criteria the markets are 10%--15% overvalued, and should become relatively more expensive if bond yields rise further. Although some of the Fund's cash reserves were invested during the sharp stock market correction in April, the Fund's cash and cash reserves level was still high at 15.3% of net assets at April 30, 1997, and was principally denominated in Deutschemarks. These cash reserves are unlikely to be invested unless stock markets correct substantially and target prices for individual stocks that we wish to purchase are reached. In our view, the most likely catalysts for such a correction remain those indicated in our January 31, 1997 shareholders' letter: a US stock market correction; a fall in the US dollar; a further US interest rate increase; a postponement of the EMU; or a technically inspired fall caused by the overbought condition of many stocks and markets. Seasonal factors may also have an impact, in our opinion.

Our market and sector views remained unchanged from those expressed in our January 31, 1997 shareholders' letter. The British, Spanish and Swiss markets are underweighted, although a number of investments were recently made in the United Kingdom where value has apparently begun to emerge. Sweden, Finland, Italy and Emerging/Eastern Europe continue to be the most favored investment areas by the Fund.


In Conclusion
The fall and subsequent rally in European stock markets has left them at what we believe are unsustainable levels, with an asymmetric risk/return profile. As such, our investment stance remains defensive, with a high cash weighting and a focus on low-rated value stocks.

We thank you for your investment in Merrill Lynch EuroFund, and we look forward to reviewing our outlook and strategy with you in the next report to shareholders.


Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Adrian C. Holmes)
Adrian C. Holmes
Vice President and Portfolio Manager





June 6, 1997





PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

  None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                        +25.41%        +18.82%
Five Years Ended 3/31/97                  +13.59         +12.37
Inception (10/26/88)
through 3/31/97                           +13.10         +12.38

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/97                        +24.06%        +20.06%
Five Years Ended 3/31/97                  +12.41         +12.41
Ten Years Ended 3/31/97                   + 9.03         + 9.03

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 3/31/97                        +24.11%        +23.11%
Inception (10/21/94)
through 3/31/97                           +15.92         +15.92

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                        +25.07%        +18.50%
Inception (10/21/94) through 3/31/97      +16.87         +14.31

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.





PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                     Net Asset Value      Capital Gains    Dividends
Period Covered                   Beginning      Ending     Distributed       Paid*       % Change**
10/26/88--12/31/88                 $ 8.83      $ 8.83        $0.023           --          + 0.26%
1989                                 8.83       10.99          --           $0.087        +25.48
1990                                10.99       10.53          --            0.230        - 2.23
1991                                10.53       11.75          --            0.451        +16.20
1992                                11.75       11.12          --             --          - 5.36
1993                                11.12       14.67          --             --          +31.92
1994                                14.67       13.62         0.737          0.889        + 4.29
1995                                13.62       14.27         0.986          0.071        +12.72
1996                                14.27       14.99         1.725          1.047        +25.26
1/1/97--4/30/97                     14.99       15.68          --            0.001        + 4.61
                                                             ------         ------
                                                       Total $3.471   Total $2.776

                                                   Cumulative total return as of 4/30/97:+174.87%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Performance Summary--Class B Shares
                                     Net Asset Value      Capital Gains    Dividends
Period Covered                   Beginning      Ending     Distributed       Paid*       % Change**
1/30/87--12/31/87                  $10.00      $ 8.61        $0.737         $0.055        - 5.98%
1988                                 8.61        8.80         0.023          0.126        + 3.98
1989                                 8.80       10.85          --            0.071        +24.13
1990                                10.85       10.38          --            0.124        - 3.26
1991                                10.38       11.59          --            0.332        +15.08
1992                                11.59       10.85          --             --          - 6.38
1993                                10.85       14.17          --             --          +30.60
1994                                14.17       12.95         0.737          0.889        + 3.24
1995                                12.95       13.36         0.986          0.071        +11.52
1996                                13.36       13.85         1.725          0.886        +24.00
1/1/97--4/30/97                     13.85       14.44          --            0.001        + 4.27
                                                             ------         ------
                                                       Total $4.208   Total $2.555

                                                   Cumulative total return as of 4/30/97:+145.89%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class C Shares
                                     Net Asset Value      Capital Gains    Dividends
Period Covered                   Beginning      Ending     Distributed       Paid*       % Change**
10/21/94--12/31/94                 $15.08      $12.94        $0.737         $0.889        - 3.07%
1995                                12.94       13.35         0.986          0.071        +11.53
1996                                13.35       13.77         1.725          0.940        +23.93
1/1/97--4/30/97                     13.77       14.35          --            0.001        + 4.22
                                                             ------         ------
                                                       Total $3.448   Total $1.901

                                                    Cumulative total return as of 4/30/97:+39.63%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



PERFORMANCE DATA (concluded)


Performance Summary--Class D Shares
                                     Net Asset Value      Capital Gains    Dividends
Period Covered                   Beginning      Ending     Distributed       Paid*       % Change**
10/21/94--12/31/94                 $15.75      $13.61        $0.737         $0.889        - 2.93%
1995                                13.61       14.22         0.986          0.071        +12.44
1996                                14.22       14.92         1.725          1.006        +24.90
1/1/97--4/30/97                     14.92       15.60          --            0.001        + 4.56
                                                             ------         ------
                                                       Total $3.448   Total $1.967

                                                    Cumulative total return as of 4/30/97:+42.55%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.



Recent Performance Results*
                                                                             12 Month     3 Month
                                          4/30/97      1/31/97    4/30/96    % Change    % Change
ML EuroFund Class A Shares                 $15.68       $15.36     $15.71    +11.76%(1)    +2.08%
ML EuroFund Class B Shares                  14.44        14.18      14.66    +11.26(1)     +1.83
ML EuroFund Class C Shares                  14.35        14.10      14.64    +10.80(1)     +1.77
ML EuroFund Class D Shares                  15.60        15.29      15.64    +11.74(1)     +2.03
ML EuroFund Class A Shares--Total Return                                     +19.03(2)     +2.08
ML EuroFund Class B Shares--Total Return                                     +17.83(3)     +1.83
ML EuroFund Class C Shares--Total Return                                     +17.77(4)     +1.77
ML EuroFund Class D Shares--Total Return                                     +18.75(5)     +2.03

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $1.725 per share capital gains distributions.
(2)Percent change includes reinvestment of $1.048 per share ordinary income dividends and $1.725 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.887 per share ordinary income dividends and $1.725 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.941 per share ordinary income dividends and $1.725 per share capital gains distributions.
(5)Percent change includes reinvestment of $1.007 per share ordinary income dividends and $1.725 per share capital gains distributions.



SCHEDULE OF INVESTMENTS                                                                                    (in US dollars)
                         Shares                                                                        Value       Percent of
Industries                Held                  Investments                             Cost         (Note 1a)     Net Assets
Croatia

Banking                  90,000  ++Zagrebacka Banka (GDR)*                        $    1,234,184   $    3,183,750       0.2%

Pharmaceuticals         277,500  ++Pliva D.D. (GDR)*                                   2,255,760        4,551,000       0.3

                                   Total Investments in Croatia                        3,489,944        7,734,750       0.5


Czech Republic

Banking                  44,000    Komercni Banka A.S.                                 1,148,451          794,444       0.1

Telecommunications       27,500  ++SPT Telecom A.S.                                    2,535,302        2,904,554       0.2

Utility                  37,000  ++Ceske Energeticke Zavody                            1,116,790        1,022,997       0.1

                                   Total Investments in the Czech Republic             4,800,543        4,721,995       0.4


Denmark

Textiles                113,877    Carli Gry International A/S                         3,257,298        5,720,118       0.4

                                   Total Investments in Denmark                        3,257,298        5,720,118       0.4


Finland

Diversified Holdings     73,092    Huhtamaki 'I' Group                                 3,284,993        3,191,238       0.2

Machinery                20,647    Rauma OY                                              441,252          424,917       0.0

Metals & Mining         596,782    Outokumpu OY                                        9,260,443       11,420,951       0.9

Paper & Forest        1,445,655    Enso-Gutzeit OY 'R' (Ordinary) (Registered)        10,651,652       11,956,294       0.9
Products              1,959,500    Metsa Serla OY (Class B)                           14,945,500       14,698,511       1.1
                        741,447    UPM-Kymmene Corp.                                  15,230,692       16,970,340       1.3
                                                                                  --------------   --------------     ------
                                                                                      40,827,844       43,625,145       3.3

                                   Total Investments in Finland                       53,814,532       58,662,251       4.4


France

Automobiles &           146,616    Peugeot S.A.                                       17,915,506       14,595,031       1.1
Equipment                96,600    Sommer Allibert S.A.                                2,862,214        3,475,713       0.3
                                                                                  --------------   --------------     ------
                                                                                      20,777,720       18,070,744       1.4

Banking                 147,350    Societe Generale de France S.A.                    15,756,729       16,511,077       1.2

Communication           141,326    Alcatel Alsthom Cie Generale
Equipment                          d'Electricite S.A.                                 12,324,615       15,714,996       1.2

Construction            108,150    Bouygues S.A.                                      10,968,837       10,135,878       0.8

Electronics              88,051  ++SGS-Thomson Microelectronics N.V.                   4,065,218        6,788,820       0.5

Financial Services      150,200    Compagnie Financiere de Paribas S.A.                8,164,002        9,472,907       0.7
                         48,020    EuraFrance S.A.                                    13,909,651       20,749,840       1.5
                                                                                  --------------   --------------     ------
                                                                                      22,073,653       30,222,747       2.2

Food Manufacturing       37,620    Groupe Danone S.A.                                  5,976,543        5,478,797       0.4



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                         Shares                                                                        Value       Percent of
Industries                Held                  Investments                             Cost         (Note 1a)     Net Assets
France (concluded)

Home Furnishings         21,792    Castorama Dubois Investisse                    $    3,395,341   $    3,222,222       0.2%

Hotels                   92,577    Accor S.A.                                         12,950,952       13,276,270       1.0

Machinery               177,431    Compagnie de Fives-Lille S.A.                       9,488,305       14,075,311       1.1

Metals & Steel          924,708    Usinor-Sacilor                                     13,704,620       13,973,999       1.0

Oil--Related            169,290    Elf Aquitaine S.A.                                 12,219,543       16,417,055       1.2

                                   Total Investments in France                       143,702,076      163,887,916      12.2


Germany

Airlines                350,032    Deutsche Lufthansa AG                               4,938,522        4,881,206       0.4

Automobiles              37,283    Volkswagen AG                                      14,090,571       23,702,843       1.8

Chemicals                77,016    Henkel KGaA                                         3,295,326        3,886,822       0.3
                        387,409    Henkel KGaA (Preferred)                            16,360,407       21,028,090       1.5
                                                                                  --------------   --------------     ------
                                                                                      19,655,733       24,914,912       1.8

Construction             30,480  ++Philipp Holzmann AG                                11,661,385        8,104,885       0.6

Engineering             321,783  ++Kloeckner Werke AG                                 14,985,368       21,349,386       1.6

Insurance                38,643    Allianz AG Holding                                  6,839,040        7,497,429       0.6

Manufacturing           169,713    Thyssen AG                                         34,882,790       36,994,259       2.7

Retail Trade             50,702    Karstadt AG                                        18,574,550       15,194,790       1.1
                         55,190    Moebel Walther AG (Preferred)                       2,067,520        2,549,486       0.2
                                                                                  --------------   --------------     ------
                                                                                      20,642,070       17,744,276       1.3

                                   Total Investments in Germany                      127,695,479      145,189,196      10.8


Greece

Banking                  45,000    Alpha Credit Bank                                   2,755,552        3,196,645       0.2

Beverages                27,500    Hellenic Bottling Co.                                 915,027          893,045       0.1

Building Products         7,500    Titan Cement Co. S.A.                                 479,645          601,058       0.0

Packaging &              66,170    Maillis                                               668,382          651,743       0.1
Containers

                                   Total Investments in Greece                         4,818,606        5,342,491       0.4


Hungary

Chemicals                90,000  ++Tisza Vegyi Kombinat Reszvenytarsasag (GDR)*          792,900        1,467,000       0.1

Financial Services       75,000  ++Euronet Services, Inc.                              1,038,281          946,875       0.1

Food/Grocery             27,500    Pick Szeged Reszvenytarsasag                        1,236,391        1,656,989       0.1

Packaging &              29,500  ++Cofinec S.A. (GDR)*                                 1,066,831          848,125       0.1
Containers

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                         Shares                                                                        Value       Percent of
Industries                Held                  Investments                             Cost         (Note 1a)     Net Assets
Hungary (concluded)

Pharmaceuticals          52,500    Egis                                           $    1,108,085   $    3,335,890       0.2%
                        220,000    Gedeon Richter (GDR)*                               3,141,407       16,610,000       1.2
                                                                                  --------------   --------------     ------
                                                                                       4,249,492       19,945,890       1.4

                                   Total Investments in Hungary                        8,383,895       24,864,879       1.8


Ireland

Paper & Forest        4,279,417    Jefferson Smurfit Group PLC                        12,726,781       10,627,593       0.8
Products
                                   Total Investments in Ireland                       12,726,781       10,627,593       0.8


Italy

Construction/           771,200    Italcementi S.p.A.                                  5,174,183        4,321,243       0.3
Building Materials

Diversified          13,030,335  ++Compagnie Industriali Riunite S.p.A. (CIR)         12,170,577        8,527,009       0.7
Holdings             22,853,050    MontEdison S.p.A.                                  21,738,076       14,968,314       1.1
                                                                                  --------------   --------------     ------
                                                                                      33,908,653       23,495,323       1.8

Insurance             8,106,664    Istituto Nazionale delle Assicurazioni (INA)       11,436,540       10,870,461       0.8
                 US$  1,755,000    Republic of Italy, INA Convertible, 5%
                                   due 6/28/2001                                       1,755,000        1,719,900       0.1
                                                                                  --------------   --------------     ------
                                                                                      13,191,540       12,590,361       0.9

Oil & Gas               263,691    Ente Nazionale Idrocarburi S.p.A. (ENI)             1,284,656        1,338,869       0.1
Producers

Publishing            7,347,051  ++Seat S.p.A.                                         2,044,683        1,455,244       0.1

Telecommunications    6,311,693    Societa Finanziaria Telefonica S.p.A. (STET)       15,012,970       23,417,616       1.8

                                   Total Investments in Italy                         70,616,685       66,618,656       5.0

Netherlands

Automobiles &           152,000    Vredestein Groep N.V.                               1,513,329        1,802,002       0.1
Equipment

Chemicals               153,781    Akzo Nobel                                         19,260,838       19,809,613       1.5
                        310,870    European Vinyls Corporation International N.V.     11,599,987        8,902,513       0.7
                                                                                  --------------   --------------     ------
                                                                                      30,860,825       28,712,126       2.2

Diversified             141,504    Internatio-Mueller N.V.                             2,822,501        4,103,144       0.3
Holdings

Electrical              398,965    Philips Electronics N.V.                           14,401,801       20,823,577       1.6
Equipment               112,592    Twentsche Kabel Holding N.V.                        4,628,319        5,316,122       0.4
                                                                                  --------------   --------------     ------
                                                                                      19,030,120       26,139,699       2.0

Engineering &           145,320    Kondor Wessels Groep N.V.                           5,517,686        7,122,433       0.5
Construction



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                         Shares                                                                        Value       Percent of
Industries                Held                  Investments                             Cost         (Note 1a)     Net Assets
Netherlands (concluded)

Financial Services      760,927    Internationale Nederlanden Groep N.V.          $   20,024,803   $   29,874,732       2.2%

Paper & Forest          498,668    Koninklijke KNP BT N.V.                            10,162,721        9,827,483       0.7
Products

Telecommunications      532,339    Royal PTT Nederland N.V.                           19,472,086       18,905,752       1.4

Transportation          202,108    KLM Royal Dutch Airlines N.V.                       6,051,185        5,974,555       0.5

                                   Total Investments in the Netherlands              115,455,256      132,461,926       9.9


Norway

Computer Software       283,464    Merkantildata ASA                                   6,562,851        5,177,788       0.4

Manufacturing            93,712    Orkla A.S. (Class A)                                4,734,833        7,860,905       0.6

Oil & Gas Producers     311,424    Saga Petroleum A.S. (Class B)                       3,816,498        5,032,143       0.4

Publishing              262,196    Schibsted ASA                                       5,407,096        4,531,419       0.3

                                   Total Investments in Norway                        20,521,278       22,602,255       1.7


Poland

Banking                 200,000    Wielkopolsky Bank Kredytowy S.A.                      997,075        1,151,352       0.1

Chemicals               387,805    Polifarb Wroclaw S.A.                                 991,199        1,925,838       0.1

Electrical Equipment    600,000  ++Bydgoska Fabryka Kabli S.A.                         1,790,810        4,554,800       0.3
                         73,203    Elektrobudowa S.A.                                    928,098        1,389,271       0.1
                                                                                  --------------   --------------     ------
                                                                                       2,718,908        5,944,071       0.4

Engineering &           890,000    Elektrim S.A.                                       3,945,778        7,994,939       0.6
Construction            360,000    Mostostal Zabrze                                    1,713,606       2,630,397        0.2
                                                                                  --------------   --------------     ------
                                                                                       5,659,384       10,625,336       0.8

Metals                  110,000  ++Stalexport S.A.                                     1,887,541        1,297,802       0.1

                                   Total Investments in Poland                        12,254,107       20,944,399       1.5


Portugal

Construction/           225,000    Cimpor-Cimentos de Portugal S.A.                    4,581,513        4,839,544       0.4
Building Materials

Telecommunications       50,000    Portugal Telecom S.A.                               1,143,326        1,841,787       0.1

                                   Total Investments in Portugal                       5,724,839        6,681,331       0.5


Russia

Natural Gas             154,406  ++RAO Gazprom (ADR)** (a)                             2,431,895        2,408,734       0.2

                                   Total Investments in Russia                         2,431,895        2,408,734       0.2

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                         Shares                                                                        Value       Percent of
Industries                Held                  Investments                             Cost         (Note 1a)     Net Assets
Slovakia

Banking                  37,500  ++SKB Banka (GDR)*                               $      975,000   $    1,321,875       0.1%

Metals & Mining          27,500    VSZ                                                   389,875          606,431       0.1
                        121,700  ++Zavod SNP                                           1,835,272        1,631,999       0.1
                                                                                  --------------   --------------     ------
                                                                                       2,225,147        2,238,430       0.2

Pharmaceuticals          25,000    Slovakofarma                                        1,522,842        3,129,004       0.2

                                   Total Investments in Slovakia                       4,722,989        6,689,309       0.5


Spain

Construction             56,459    Fomento de Construciones y Contratas S.A.           4,664,375        5,505,555       0.4

                                   Total Investments in Spain                          4,664,375        5,505,555       0.4


Sweden

Appliances              285,800    Electrolux AB                                      13,761,199       16,401,199       1.2

Engineering             170,861    SKF AB (Class A)                                    2,988,021        3,540,765       0.3
                        257,281    Svedala Industry AB                                 3,378,656        4,724,665       0.3
                                                                                  --------------   --------------     ------
                                                                                       6,366,677        8,265,430       0.6

Insurance               678,784    Skandia Forsakrings AB                             17,373,626       19,649,808       1.5

Metals & Steel          934,351    Avesta-Sheffield AB                                 8,667,983        9,294,061       0.7

Paper & Forest          381,026    Mo och Domsjo AB (Class B)                          8,992,127       11,394,580       0.8
Products              7,313,800    Rottneros Bruks AB                                 10,774,603        8,114,527       0.6
                        961,500    Stora Kopparbergs AB                               11,893,653       13,303,928       1.0
                                                                                  --------------   --------------     ------
                                                                                      31,660,383       32,813,035       2.4

Pharmaceuticals        225,963     Pharmacia & Upjohn, Inc.                            6,896,335        6,512,483       0.5

                                   Total Investments in Sweden                        84,726,203       92,936,016       6.9

Switzerland

Banking                 170,724    CS Holding AG (Registered)                         17,066,521       19,239,772       1.4

Consumer Products        44,461    Societe Suisse pour la Microelectronique
                                   et l'Horlogerie AG (Registered)                     6,244,014        5,885,876       0.5

Diversified Holdings    239,817    Oerlikon-Buehrle Holding AG                        25,353,554       23,770,049       1.8

Machinery                13,643  ++Saurer AG (Registered)                              6,217,248        7,150,303       0.5

Retail                   13,500    Fotolabo S.A.                                       5,606,913        4,426,680       0.3

                                   Total Investments in Switzerland                   60,488,250       60,472,680       4.5



SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                         Shares                                                                        Value       Percent of
Industries                Held                  Investments                             Cost         (Note 1a)     Net Assets
Turkey

Appliances            8,782,000    Ardem Pisirici Ve Isitici Cihazlar
                                   Sanayii A.S.                                   $    2,067,213   $    1,506,875       0.1%

Automobiles           3,750,000  ++Otosan Otomobil Sanayii A.S.                        2,068,027        1,743,525       0.1

Banking               1,772,000    Turk Dis Ticaret Bankasi A.S. (Disbank)               591,199          575,410       0.0
                     18,461,000    Yapi Ve Kredi Bankasi A.S.                            928,786          776,588       0.1
                                                                                  --------------   --------------     ------
                                                                                       1,519,985        1,351,998       0.1

Building Products    11,426,000    Baticim Bati Anadolu Cimento Sanayii A.S.           1,250,127        1,138,372       0.1

Diversified          30,000,000    Dogan Sirketler Grubu Holding A.S.                    842,288          730,627       0.1
Holdings

Electronics           3,712,000    Vestel Elektronik Sanayi Ve Ticaret A.S.            1,357,700        1,369,742       0.1

Home Furnishings      3,081,000  ++Eczacibasi Yapi Gerecleri Sanayi Ve
                                   Ticaret A.S.                                          125,683         115,964        0.0

Insurance             8,940,000    Aksigorta                                             473,756          422,258       0.0

Medical Services      1,765,000  ++Sevgi Ozel Saglik Hizmetleri A.S.                     137,878          127,653       0.0

Steel                 8,780,000    Eregli Demir Ve Celik Fabrikalari T.A.S.            1,407,576          858,561       0.1

Textiles              9,320,992    Aksu Iplik Dokuma Ve Boya Apre Fabrikalari T.A.S.     877,177          598,470       0.0

Utilities--Electric   1,946,500  ++Aktas Elektrik Ticaret A.S.                         2,764,426        2,118,884       0.2

Wire & Cable          2,472,000    Sarkuysan Elektrolitik Bakir Sanayii
Products                           Ve Ticaret A.S.                                       236,738          237,166       0.0

                                   Total Investments in Turkey                        15,128,574       12,320,095       0.9


United Kingdom

Automobiles &         5,259,274    Lucas Varity PLC                                   16,920,886       15,971,784       1.2
Equipment

Banking                 944,393    National Westminster Bank PLC                      10,334,000       11,195,968       0.8

Beverages             1,314,814  ++Allied Domecq PLC                                   9,110,909        9,288,372       0.7
                        617,140    Matthew Clark PLC                                   6,049,421        2,836,326       0.2
                                                                                  --------------   --------------     ------
                                                                                      15,160,330       12,124,698       0.9

Chemicals               890,802    Imperial Chemical Industries PLC                   10,691,467       10,141,104       0.8
                      1,495,500    Inspec Group PLC                                    6,707,529        4,663,089       0.3
                                                                                  --------------   --------------     ------
                                                                                      17,398,996       14,804,193       1.1

Computer/               466,415    Misys PLC                                           6,652,871        9,316,733       0.7
Commercial/Office

Diversified           1,561,424    BTR PLC                                             6,374,989        6,390,096       0.5
Holdings

Financial Services      724,000    HSBC Holdings PLC                                  11,099,447       19,035,813       1.4

Food & Beverage       1,240,800    Cadbury Schweppes PLC                              10,423,624       10,317,103       0.8
                      1,860,641    Grand Metropolitan PLC                             11,691,883       15,561,657       1.2
                        981,800    Unilever PLC                                       18,696,594       25,845,924       1.9
                                                                                  --------------   --------------     ------
                                                                                      40,812,101       51,724,684       3.9

SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
                         Shares                                                                        Value       Percent of
Industries                Held                  Investments                             Cost         (Note 1a)     Net Assets
United Kingdom (concluded)

Insurance             1,193,300    Prudential Corp. PLC                           $    5,739,834   $   11,608,136       0.9%

Oil--Related            281,578  ++Expro International Group PLC                       2,194,079       2,194,957        0.2

Pharmaceuticals       1,298,151    Glaxo Wellcome PLC                                 18,577,878       25,572,432       1.9

Real Estate             687,475    Land Securities PLC                                 6,551,222        8,948,422       0.7

Retail                8,763,493    Asda Group PLC                                     15,993,806       16,366,700       1.2
                      2,910,000    Tesco PLC                                          12,545,688       16,918,507       1.3
                                                                                  --------------   --------------     ------
                                                                                      28,539,494       33,285,207       2.5

Telecommunications    2,135,020    Cable & Wireless PLC                               15,324,908       16,474,052       1.2

Utilities--             458,350    Anglian Water PLC                                   4,170,424        5,083,982       0.4
Electric, Gas &         517,175    Severn Trent PLC                                    5,282,947        6,341,186       0.5
Water                   831,000    South West Water PLC                                6,526,211        9,254,498       0.7
                        687,000    Thames Water PLC                                    5,710,625        7,530,894       0.6
                        609,500    United Utilities PLC                                5,559,936        6,691,237       0.5
                        953,370  ++Yorkshire Water PLC                                 4,679,835        5,573,782       0.4
                                                                                  --------------   --------------     ------
                                                                                      31,929,978       40,475,579       3.1

                                   Total Investments in the United Kingdom           233,611,013      279,122,754      21.0


                        Face
                       Amount                    Short-Term Securities

Repurchase      US$  19,427,000    HSBC Securities, Inc., purchased on 4/30/1997
Agreements***                      to yield 5.36% to 5/01/1997                        19,427,000       19,427,000       1.4

                                   Total Investments in Short-Term Securities         19,427,000       19,427,000       1.4


Total Investments                                                                 $1,012,461,618    1,154,941,899      86.1
                                                                                  ==============
Foreign Time Deposit++++                                                                              162,776,531      12.1

Other Assets Less Liabilities                                                                          23,560,198       1.8
                                                                                                   --------------     ------
Net Assets                                                                                         $1,341,278,628     100.0%
                                                                                                   ==============     ======


 (a)The securitiy may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
   *Global Depositary Receipts (GDR).
  **American Depositary Receipts (ADR).
 ***Repurchase Agreements are fully collateralized by US Government &
    Agency Obligations.
  ++Non-income producing security.
++++This foreign time deposit bears interest at 3.125% and matures on 5/02/1997.


See Notes to Financial Statements.




FINANCIAL INFORMATION


Statement of Assets and Liabilities as of April 30, 1997
Assets:             Investments, at value (identified cost--$1,012,461,618) (Note 1a)                     $1,154,941,899
                    Cash                                                                                       9,000,668
                    Foreign cash (Note 1b)                                                                       403,797
                    Foreign time deposits (Note 1b)                                                          162,776,531
                    Receivables:
                      Securities sold                                                    $   22,931,362
                      Dividends                                                               6,165,219
                      Beneficial interest sold                                                5,624,115
                      Interest                                                                   46,851       34,767,547
                                                                                         --------------
                    Prepaid registration fees and other assets (Note 1f)                                         109,941
                                                                                                          --------------
                    Total assets                                                                           1,362,000,383
                                                                                                          --------------

Liabilities:        Payables:
                      Securities purchased                                                   12,435,094
                      Beneficial interest redeemed                                            5,763,653
                      Investment adviser (Note 2)                                               816,468
                      Distributor (Note 2)                                                      673,821       19,689,036
                                                                                         --------------
                    Accrued expenses and other liabilities                                                     1,032,719
                                                                                                          --------------
                    Total liabilities                                                                         20,721,755
                                                                                                          --------------

Net Assets:         Net assets                                                                            $1,341,278,628
                                                                                                          ==============

Net Assets          Class A Shares of beneficial interest, $0.10 par value,
Consist of:         unlimited number of shares authorized                                                 $    2,740,520
                    Class B Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                      5,323,163
                    Class C Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                        134,865
                    Class D Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                        791,782
                    Paid-in capital in excess of par                                                       1,129,278,250
                    Accumulated investment loss--net                                                         (15,450,507)
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                                77,016,129
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                        141,444,426
                                                                                                          --------------
                    Net assets                                                                            $1,341,278,628
                                                                                                          ==============

Net Asset Value:    Class A--Based on net assets of $429,820,735 and 27,405,196 shares
                             of beneficial interest outstanding                                           $        15.68
                                                                                                          ==============
                    Class B--Based on net assets of $768,585,789 and 53,231,633 shares
                             of beneficial interest outstanding                                           $        14.44
                                                                                                          ==============
                    Class C--Based on net assets of $19,354,948 and 1,348,651 shares
                             of beneficial interest outstanding                                           $        14.35
                                                                                                          ==============
                    Class D--Based on net assets of $123,517,156 and 7,917,823 shares
                             of beneficial interest outstanding                                           $        15.60
                                                                                                          ==============


                    See Notes to Financial Statements.



FINANCIAL INFORMATION (continued)


Statement of Operations for the Six Months Ended April 30, 1997
Investment          Dividends (net of $1,662,740 foreign withholding tax)                                 $   12,927,379
Income              Interest                                                                                   2,135,736
(Notes 1d & 1e):                                                                                          --------------
                    Total income                                                                              15,063,115
                                                                                                          --------------

Expenses:           Investment advisory fees (Note 2)                                    $    4,566,895
                    Account maintenance and distribution fees--Class B (Note 2)               3,842,394
                    Transfer agent fees--Class B (Note 2)                                       734,096
                    Custodian fees                                                              500,940
                    Transfer agent fees--Class A (Note 2)                                       245,051
                    Account maintenance fees--Class D (Note 2)                                  150,036
                    Printing and shareholder reports                                            119,832
                    Account maintenance and distribution fees--Class C (Note 2)                  97,401
                    Transfer agent fees--Class D (Note 2)                                        96,483
                    Accounting services (Note 2)                                                 78,322
                    Registration fees (Note 1f)                                                  62,678
                    Professional fees                                                            39,563
                    Transfer agent fees--Class C (Note 2)                                        20,608
                    Trustees' fees and expenses                                                  18,941
                    Pricing fees                                                                  6,317
                    Other                                                                         8,784
                                                                                         --------------
                    Total expenses                                                                            10,588,341
                                                                                                          --------------
                    Investment income--net                                                                     4,474,774
                                                                                                          --------------

Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                       88,274,679
(Loss) on             Foreign currency transactions--net                                    (15,949,398)      72,325,281
Investments &                                                                            --------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                       54,327,897
(Notes 1b, 1c,        Foreign currency transactions--net                                     (1,014,619)      53,313,278
1e & 3):                                                                                 --------------   --------------
                    Net realized and unrealized gain on investments and foreign
                    currency transactions                                                                    125,638,559
                                                                                                          --------------
                    Net Increase in Net Assets Resulting from Operations                                  $  130,113,333
                                                                                                          ==============


                    See Notes to Financial Statements.



FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                            For the Six     For the Year
                                                                                            Months Ended       Ended
                                                                                             April 30,      October 31,
Increase (Decrease) in Net Assets:                                                              1997            1996
Operations:         Investment income--net                                               $    4,474,774   $   13,683,433
                    Realized gain on investments and foreign currency
                    transactions--net                                                        72,325,281      174,762,791
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                   53,313,278      (13,107,489)
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                    130,113,333      175,338,735
                                                                                         --------------   --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                                (8,111,008)              --
Shareholders          Class B                                                               (20,620,114)              --
(Note 1g):            Class C                                                                  (561,592)              --
                      Class D                                                                (3,691,110)              --
                    Realized gain on investments--net:
                      Class A                                                               (29,824,100)     (13,622,154)
                      Class B                                                              (104,006,968)     (56,048,905)
                      Class C                                                                (2,515,859)        (685,313)
                      Class D                                                               (14,571,788)      (6,991,081)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                          (183,902,539)     (77,347,453)
                                                                                         --------------   --------------

Beneficial          Net increase (decrease) in net assets derived from beneficial
Interest            interest transactions                                                   310,540,028     (127,806,154)
Transactions                                                                             --------------   --------------
(Note 4):

Net Assets:         Total increase (decrease) in net assets                                 256,750,822      (29,814,872)
                    Beginning of period                                                   1,084,527,806    1,114,342,678
                                                                                         --------------   --------------
                    End of period*                                                       $1,341,278,628   $1,084,527,806
                                                                                         ==============   ==============

                   *Undistributed (accumulated) investment income (loss)--net            $  (15,450,507)  $   13,058,543
                                                                                         ==============   ==============


                    See Notes to Financial Statements.

Financial Highlights
                                                                                       Class A
                                                                  For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.             Ended
                                                                 April 30,           For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                            1997++      1996++      1995++     1994++       1993
Per Share           Net asset value, beginning of period      $    16.67  $    15.07  $    15.96 $    13.87   $    10.53
Operating                                                     ----------  ----------  ---------- ----------   ----------
Performance:        Investment income--net                           .12         .32         .19        .18          .26
                    Realized and unrealized gain on
                    investments and foreign currency
                    transactions--net                               1.66        2.32         .56       1.91         3.08
                                                              ----------  ----------  ---------- ----------   ----------
                    Total from investment operations                1.78        2.64         .75       2.09         3.34
                                                              ----------  ----------  ---------- ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (0.59)         --          --         --           --
                      Realized gain on investments--net            (2.18)      (1.04)      (1.64)        --           --
                                                              ----------  ----------  ---------- ----------   ----------
                    Total dividends and distributions              (2.77)      (1.04)      (1.64)        --           --
                                                              ----------  ----------  ---------- ----------   ----------
                    Net asset value, end of period            $    15.68  $    16.67  $    15.07 $    15.96   $    13.87
                                                              ==========  ==========  ========== ==========   ==========

Total Investment    Based on net asset value per share            12.17%++++  18.86%       6.19%     15.07%       31.72%
Return:**                                                     ==========  ==========  ========== ==========   ==========

Ratios to Average   Expenses                                       1.04%*      1.10%       1.12%      1.03%        1.04%
Net Assets:                                                   ==========  ==========  ========== ==========   ==========
                    Investment income--net                         1.60%*      2.04%       1.32%      1.17%        1.50%
                                                              ==========  ==========  ========== ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                            $  429,821  $  216,056  $  204,713 $  236,288   $  182,612
                                                              ==========  ==========  ========== ==========   ==========
                    Portfolio turnover                            33.31%      92.34%      72.16%     82.47%      115.10%
                                                              ==========  ==========  ========== ==========   ==========
                    Average commission rate paid+++           $    .0015  $    .0046          --         --           --
                                                              ==========  ==========  ========== ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                  ++Based on average shares outstanding during the period.
                ++++Aggregate total investment return.
                 +++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.



FINANCIAL INFORMATION (continued)


Financial Highlights (continued)
                                                                                       Class B
                                                                  For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.             Ended
                                                                 April 30,           For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                            1997++      1996++      1995++     1994++       1993
Per Share           Net asset value, beginning of period      $    15.47  $    14.20  $    15.28 $    13.43   $    10.30
Operating                                                     ----------  ----------  ---------- ----------   ----------
Performance:        Investment income--net                           .02         .14         .04        .02          .16
                    Realized and unrealized gain on
                    investments and foreign currency
                    transactions--net                               1.56        2.17         .52       1.83         2.97
                                                              ----------  ----------  ---------- ----------   ----------
                    Total from investment operations                1.58        2.31         .56       1.85         3.13
                                                              ----------  ----------  ---------- ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                        (.43)         --          --         --           --
                      Realized gain on investments--net            (2.18)      (1.04)      (1.64)        --           --
                                                              ----------  ----------  ---------- ----------   ----------
                    Total dividends and distributions              (2.61)      (1.04)      (1.64)        --           --
                                                              ----------  ----------  ---------- ----------   ----------
                    Net asset value, end of period            $    14.44  $    15.47  $    14.20 $    15.28   $    13.43
                                                              ==========  ==========  ========== ==========   ==========

Total Investment    Based on net asset value per share            11.66%++++  17.61%       5.12%     13.78%       30.39%
Return:**                                                     ==========  ==========  ========== ==========   ==========

Ratios to Average   Expenses                                       2.08%*      2.13%       2.15%      2.06%        2.08%
Net Assets:                                                   ==========  ==========  ========== ==========   ==========
                    Investment income--net                          .34%*      1.00%        .27%       .14%          .51
                                                              ==========  ==========  ========== ==========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                            $  768,586  $  738,535  $  795,469 $1,086,480   $  765,279
                                                              ==========  ==========  ========== ==========   ==========
                    Portfolio turnover                            33.31%      92.34%      72.16%     82.47%      115.10%
                                                              ==========  ==========  ========== ==========   ==========
                    Average commission rate paid+++           $    .0015  $    .0046          --         --           --
                                                              ==========  ==========  ========== ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                  ++Based on average shares outstanding during the period.
                ++++Aggregate total investment return.
                 +++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.



FINANCIAL INFORMATION (continued)


Financial Highlights (continued)
                                                                                              Class C++++
                                                                                                                For the
                                                                              For the          For the           Period
The following per share data and ratios have been derived                    Six Months         Year            Oct. 21,
from information provided in the financial statements.                         Ended            Ended          1994++ to
                                                                             April 30,       October 31,        Oct. 31,
Increase (Decrease) in Net Asset Value:                                         1997      1996         1995      1994
Per Share           Net asset value, beginning of period                     $   15.45  $   14.19   $   15.28  $   15.08
Operating                                                                    ---------  ---------   ---------  ---------
Performance:        Investment income (loss)--net                                  .03        .15         .01       (.01)
                    Realized and unrealized gain on investments
                    and foreign currency tranactions--net                         1.54       2.15         .54        .21
                                                                             ---------  ---------   ---------  ---------
                    Total from investment operations                              1.57       2.30         .55        .20
                                                                             ---------  ---------   ---------  ---------
                    Less dividends and distributions:
                      Investment income--net                                      (.49)        --          --         --
                      Realized gain on investments--net                          (2.18)     (1.04)      (1.64)        --
                                                                             ---------  ---------   ---------  ---------
                    Total dividends and distributions                            (2.67)     (1.04)      (1.64)        --
                                                                             ---------  ---------   ---------  ---------
                    Net asset  value, end of period                          $   14.35  $   15.45   $   14.19  $   15.28
                                                                             =========  =========   =========  =========

Total Investment    Based on net asset value per share                          11.60%+++  17.55%       5.04%      1.33%+++
Return:**                                                                    =========  =========   =========  =========

Ratios to Average   Expenses                                                     2.10%*     2.15%       2.18%      2.86%*
Net Assets:                                                                  =========  =========   =========  =========
                    Investment income (loss)--net                                 .35%*     1.04%        .11%     (2.47%)*
                                                                             =========  =========   =========  =========

Supplemental        Net assets, end of period (in thousands)                 $  19,355  $  15,917   $   9,668  $     462
Data:                                                                        =========  =========   =========  =========
                    Portfolio turnover                                          33.31%     92.34%      72.16%     82.47%
                                                                             =========  =========   =========  =========
                    Average commission rate paid+++++                        $   .0015  $   .0046          --         --
                                                                             =========  =========   =========  =========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                  ++Commencement of Operations.
                ++++Based on average shares outstanding during the period.
                 +++Aggregate total investment return.
               +++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.



FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                              Class D++++
                                                                                                                For the
                                                                              For the          For the           Period
The following per share data and ratios have been derived                    Six Months         Year            Oct. 21,
from information provided in the financial statements.                         Ended            Ended          1994++ to
                                                                             April 30,       October 31,        Oct. 31,
Increase (Decrease) in Net Asset Value:                                         1997       1996        1995      1994
Per Share           Net asset value, beginning of period                     $   16.57  $   15.02   $   15.96  $   15.75
Operating                                                                    ---------  ---------   ---------  ---------
Performance:        Investment income--net                                         .09        .28         .20         --++++++
                    Realized and unrealized gain on investments
                    and foreign currency tranactions--net                         1.67       2.31         .50        .21
                                                                             ---------  ---------   ---------  ---------
                    Total from investment operations                              1.76       2.59         .70        .21
                                                                             ---------  ---------   ---------  ---------
                    Less dividends and distributions:
                      Investment income--net                                      (.55)        --          --         --
                      Realized gain on investments--net                          (2.18)     (1.04)      (1.64)        --
                                                                             ---------  ---------   ---------  ---------
                    Total dividends and distributions                            (2.73)     (1.04)      (1.64)        --
                                                                             ---------  ---------   ---------  ---------
                    Net asset value, end of period                           $   15.60  $   16.57   $   15.02  $   15.96
                                                                             =========  =========   =========  =========

Total Investment    Based on net asset value per share                          12.08%+++  18.57%       5.85%      1.33%+++
Return:**                                                                    =========  =========   =========  =========

Ratios to Average   Expenses                                                     1.30%*     1.34%       1.38%      2.11%*
Net Assets:                                                                  =========  =========   =========  =========
                    Investment income (loss)--net                                1.11%*     1.83%       1.37%     (1.70%)*
                                                                             =========  =========   =========  =========

Supplemental        Net assets, end of period (in thousands)                 $ 123,517  $ 114,020   $ 104,493  $     340
Data:                                                                        =========  =========   =========  =========
                    Portfolio turnover                                          33.31%     92.34%      72.16%     82.47%
                                                                             =========  =========   =========  =========
                    Average commission rate paid+++++                        $   .0015  $   .0046          --         --
                                                                             =========  =========   =========  =========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                  ++Commencement of Operations.
                ++++Based on average shares outstanding during the period.
              ++++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.
               +++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch EuroFund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities which are traded both in the over-the-counter and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Options--The Fund is authorized to write covered call options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).


NOTES TO FINANCIAL STATEMENTS (continued)

Written and purchased options are non-income producing investments.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsid-iary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75% on an annual basis of the average daily value of the Fund's net assets. MLAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLAM, pursuant to which MLAM pays MLAM U.K. a fee computed at the rate of 0.15% of the average daily net assets of the Fund for providing investment advisory services to MLAM with respect to the Fund. For the six months ended April 30, 1997, MLAM paid MLAM U.K. a fee of $919,856 pursuant to such Agreement.

Pursuant to the distribution plans ( the "Distribution Plans") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                           Account
                                         Maintenance    Distribution
                                             Fee            Fee

Class B                                     0.25%          0.75%
Class C                                     0.25%          0.75%
Class D                                     0.25%            --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 1997, MLFD earned underwriting discounts and commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                       MLFD           MLPF&S

Class A                                $1,499        $21,581
Class D                                $6,052        $81,479

For the six months ended April 30, 1997, MLPF&S received contingent deferred sales charges of $849,236 and $3,553 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $51,702 in commissions on the execution of portfolio security transactions for the Fund for the six months ended April 30, 1997.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1997 were $359,380,372 and $424,984,598, respectively.

Net realized and unrealized gains (losses) as of April 30, 1997, were as follows:


                                   Realized      Unrealized
                                    Gains          Gains
                                   (Losses)       (Losses)

Long-term investments           $  88,274,679  $ 142,480,281
Foreign currency transactions     (15,949,398)    (1,035,855)
                                -------------  -------------
Total                           $  72,325,281  $ 141,444,426
                                =============  =============


As of April 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $142,480,281, of which $192,610,708 related to appreciated securities and $50,130,427 related to depreciated securities. The aggregate cost of investments at April 30, 1997 for Federal income tax purposes was $1,012,461,618.

4. Shares of Beneficial Interest:
Net increase (decrease) in net assets derived from beneficial interest transactions was $310,540,028 and $(127,806,154) for the six months ended April 30, 1997 and the year ended October 31, 1996, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended April 30, 1997                  Shares        Amount

Shares sold                        15,973,994  $ 248,577,921
Shares issued to shareholders
in reinvestment of dividends
and distributions                   2,393,410     34,465,523
                                  -----------  -------------
Total issued                       18,367,404    283,043,444
Shares redeemed                    (3,922,373)   (61,509,018)
                                  -----------  -------------
Net increase                       14,445,031  $ 221,534,426
                                  ===========  =============

Class A Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                         3,553,169  $  55,452,673
Shares issued to shareholders in
reinvestment of distributions         885,595     12,345,189
                                  -----------  -------------
Total issued                        4,438,764     67,797,862
Shares redeemed                    (5,064,026)   (77,283,493)
                                  -----------  -------------
Net decrease                         (625,262) $  (9,485,631)
                                  ===========  =============



Class B Shares for the Six Months                   Dollar
Ended April 30, 1997                  Shares        Amount

Shares sold                         6,353,541  $  92,491,648
Shares issued to shareholders in
reinvestment of dividends
and distributions                   8,168,942    108,729,883
                                  -----------  -------------
Total issued                       14,522,483    201,221,531
Shares redeemed                    (8,687,661)  (125,864,141)
Automatic conversion of shares       (333,490)    (4,873,235)
                                  -----------  -------------
Net increase                        5,501,332  $  70,484,155
                                  ===========  =============



Class B Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                         6,274,132  $  90,913,954
Shares issued to shareholders
in reinvestment of distributions    3,757,600     49,074,253
                                  -----------  -------------
Total issued                       10,031,732    139,988,207
Shares redeemed                   (17,727,472)  (252,558,644)
Automatic conversion of
shares                               (592,963)    (8,462,694)
                                  -----------  -------------
Net decrease                       (8,288,703) $(121,033,131)
                                  ===========  =============

NOTES TO FINANCIAL STATEMENTS (concluded)


Class C Shares for the Six Months                   Dollar
Ended April 30, 1997                  Shares        Amount

Shares sold                         1,971,774  $  28,436,815
Shares issued to shareholders
in reinvestment of dividends
and distributions                     210,334      2,782,759
                                  -----------  -------------
Total issued                        2,182,108     31,219,574
Shares redeemed                    (1,863,714)   (26,831,259)
                                  -----------  -------------
Net increase                          318,394  $   4,388,315
                                  ===========  =============



Class C Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                         2,608,151  $  37,883,986
Shares issued to shareholders
in reinvestment of distributions       48,252        629,693
                                  -----------  -------------
Total issued                        2,656,403     38,513,679
Shares redeemed                    (2,307,504)   (33,480,305)
                                  -----------  -------------
Net increase                          348,899  $   5,033,374
                                  ===========  =============



Class D Shares for the Six Months                   Dollar

Ended April 30, 1997                  Shares        Amount

Shares sold                         3,954,957  $  61,301,768
Automatic conversion of
shares                                309,519      4,873,235
Shares issued to shareholders
in reinvestment of dividends
and distributions                   1,058,039     15,172,446
                                  -----------  -------------
Total issued                        5,322,515     81,347,449
Shares redeemed                    (4,284,406)   (67,214,317)
                                  -----------  -------------
Net increase                        1,038,109  $  14,133,132
                                  ===========  =============

Class D Shares for the Year                         Dollar
Ended October 31, 1996                Shares        Amount

Shares sold                        10,577,168  $ 162,480,079
Automatic conversion of
shares                                557,082      8,462,694
Shares issued to shareholders
in reinvestment of distributions      421,472      5,854,244
                                  -----------  -------------
Total issued                       11,555,722    176,797,017
Shares redeemed                   (11,631,183)  (179,117,783)
                                  -----------  -------------
Net decrease                          (75,461) $  (2,320,766)
                                  ===========  =============


5. Commitments:
At April 30, 1997, the Fund had outstanding foreign exchange contracts, under which it had agreed to purchase and sell foreign currency aggregating approximately $6,485,000 and $17,456,000, respectively.





PORTFOLIO INFORMATION



As of April 30, 1997

                                                Percent of
Ten Largest Equity Holdings                     Net Assets

Thyssen AG                                         2.7%
Internationale Nederlanden Groep N.V.              2.2
Unilever PLC                                       1.9
Glaxo Wellcome PLC                                 1.9
Oerlikon-Buehrle Holding AG                        1.8
Volkswagen AG                                      1.8
Societa Finanziaria Telefonica S.p.A. (STET)       1.8
Henkel KGaA*                                       1.8
Kloeckner Werke AG                                 1.6
Philips Electronics N.V.                           1.6

                                                Percent of
Ten Largest Industries                          Net Assets

Paper & Forest Products                            7.2%
Financial Services                                 5.9
Chemicals                                          5.3
Telecommunications                                 4.7
Diversified Holdings                               4.7
Pharmaceuticals                                    4.3
Banking                                            4.2
Insurance                                          3.9
Food & Beverage                                    3.9
Manufacturing                                      3.3

[FN]
*Includes combined holdings.



 Equity Portfolio Changes for the
 Quarter Ended April 30, 1997

 Additions

 Accor S.A.
 Aksigorta
 Alpha Credit Bank
*Anadolu Isuzu Otomotiv Ve Ticaret A.S.
 BTR PLC
 Baticim Bati Anadolu Cimento Sanayii A.S.
 Castorama Dubois Investisse
 Deutsche Lufthansa AG
 Eczacibasi Yapi Gerecleri Sanayi Ve Ticaret A.S.
 Euronet Services, Inc.
 Expro International Group PLC
 Huhtamaki 'I' Group
 Koninklijke KNP BT N.V.
 Lucas Varity PLC
 Maillis
 National Westminster Bank PLC
 Otosan Otomobili Sanayii A.S.
 Pharmacia & Upjohn, Inc.
 Rauma OY
 Royal PTT Nederland N.V.
 SKB Banka (GDR)
 Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret A.S.
 Sevgi Ozel Saglick Hizmetleri A.S.
 Titan Cement Co. S.A.
*Yorkshire Water PLC (Class B)

 Deletions

 Alcatel Teletas Telekomunikasyon Endustri
   Ve Ticaret A.S.
*Anadolu Isuzu Otomotiv Ve Ticaret A.S.
 Assurances Generales de France S.A. (AGF)
 Astra AB 'A'
 Clariant AG (Registered)
 Commerzbank AG
 Compagnie de Suez S.A.
 Degussa AG
 Deutsche Bank AG (Warrants)
 Eczacibasi Ilac Sanayi Ve Ticaret A.S.
 Hurriyet Gazetecilik Ve Matbaacilik A.S.
 Izmir Demir Celik Sanayii A.S.
 Severoceske Doly
 Sparbanken Sverige AB (Class A)
 Stomil Olsztyn S.A.
 Turcas Petroculuk A.S.
 Usas Ucak Servisa A.S.
*Yorkshire Water PLC (Class B)

[FN]
*Added and deleted in the same quarter.





OFFICERS AND TRUSTEES


Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Alan J. Albert, Vice President
Donald C. Burke, Vice President
Adrian C. Holmes, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863